Long-term Debt - Future principal payments (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Future principal payments on long-term debt
2021 (remaining six months)	$ 29,606
2022	7,421	$ 5,883
2023	7,197	7,000
2024	4,000	3,667
Total	$ 48,224	$ 16,550